SCHEDULE OF BASIC AND DILUTED LOSS PER SHARE (Details) - GBP (£)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Accounting Policies [Abstract]
Net income (loss)	£ (5,308,407)	£ 357,976
Basic weighted average number of shares outstanding	64,905,328	3,030,825
Diluted weighted average number of shares outstanding	64,905,328	3,488,575
Basic (loss) income per share	£ (0.08)	£ 0.12
Diluted (loss) income per share	£ (0.08)	£ 0.10